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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21655

A T FUNDS INVESTMENT TRUST
555 South Flower Street, Suite 3300
Los Angeles, California 90071
(213) 233-4500

Alexander L. Popof, Treasurer
555 South Flower Street, Suite 3300
Los Angeles, California 90071
(213) 233-4500

Date of fiscal year end: March 31, 2009

Date of reporting period: December 31, 2008

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Item 1. Schedule of Investments.

A T FUND OF FUNDS
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008 (UNAUDITED)

Shares	Security Description	Fair Value
Common Stock - 2.8%
Guernsey - 2.8%
96,936	Tetragon Financial Group, Ltd.	$278,206
Total Common Stock (Cost $969,360)		278,206

Units
Portfolio Funds - 30.1%
United States - 30.1%
5,716	Eidesis Structured Credit Fund, LP	4,746
80,871	Marathon Structured Finance Fund, LP	72,108
653,439	Mortgage Opportunity Fund VI, Series A, LP	305,012
1,186,632	New Ellington Credit Partners, LP	884,161
1,750,000	Pursuit Capital Management Fund I, LP	1,689,394
Total United States (Cost $3,676,658)		2,955,421

Total investments in Portfolio Funds (Cost $3,676,658)		2,955,421

Shares
Short-term Investments - 60.8%
Money Market Funds - 60.8%
5,974,428	Dreyfus Treasury & Agency Cash Management	5,974,428
Total Short-term Investments (Cost $5,974,428)		5,974,428

Total investments (a) - 93.7% (Cost $10,620,446)		$9,208,055
Other assets and liabilities, Net - 6.3%		613,860
Total net assets - 100.0%		$9,821,915

(a) Cost for Federal income tax purposes is substantially the same as for financial statement purposes.
Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$-
Gross Unrealized (Depreciation)	(1,412,391)
Net Unrealized (Depreciation)	$(1,412,391)

FAS 157 - Summary of Fair Value Exposure at December 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Investments in Securities
Description
Level 1 - Quoted prices	$5,974,428
Level 2 - Other significant observable inputs	278,206
Level 3 - Significant unobservable inputs	2,955,421
Total	$9,208,055

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Balance as of 3/31/08	$18,367,709
Accrued discounts / premiums	-
Realized gain (loss)	588,423
Change in unrealized appreciation (depreciation)	(1,598,297)
Net purchases (sales)	(14,402,414)
Transfers in and / or out of Level 3	-
Balance as of 12/31/08	$2,955,421

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T FUNDS INVESTMENT TRUST

By: /s/ Mark G. Torline
       Mark G. Torline, Chief Executive Officer

Date: 2/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark G. Torline
       Mark G. Torline, Chief Executive Officer

Date: 2/20/09

By: /s/ Alexander L. Popof
       Alexander L. Popof, Chief Financial Officer

Date: 2/20/09